Financial Instruments - Summary of Maturity Analysis for Non-derivative Financial Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 52,919,574	$ 1,769,293	$ 56,595,145
Less than 1 month [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	75,388	2,520
Less than 1 month [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	35,283,757	1,179,664	33,156,044
Less than 1 month [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	10,740,844	359,105	15,762,004
Less than 1 month [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	6,819,585	228,004	7,677,097
1 to 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	49,340,483	1,649,632	46,432,142
1 to 3 months [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	115,297	3,855
1 to 3 months [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	38,803,904	1,297,356	34,493,000
1 to 3 months [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	6,708,303	224,283	7,127,606
1 to 3 months [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	3,712,979	124,138	4,811,536
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	29,672,377	992,056	32,652,272
3 months to 1 year [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	532,747	17,812
3 months to 1 year [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	7,989,256	267,110	6,899,093
3 months to 1 year [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	18,868,999	630,859	25,510,718
3 months to 1 year [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	2,281,375	76,275	242,461
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	169,317,078	5,660,885	144,693,229
1-5 years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	1,536,600	51,374
1-5 years [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	33,797	1,130	57,375
1-5 years [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	133,341,087	4,458,077	131,014,040
1-5 years [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	34,405,594	1,150,304	13,621,814
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	15,477,307	517,463	4,564,069
More than 5 years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	4,412,859	147,538
More than 5 years [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	184,338	6,163	196,523
More than 5 years [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	7,190,891	240,418
More than 5 years [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 3,689,219	$ 123,344	$ 4,367,546